Related Party Transactions - Schedule of Balances with CNOOC Group (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018
Balances with the CNOOC Group
Amounts due from other related parties - included in other current assets	¥ 10,079	¥ 9,069
CNOOC [member]
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities	31	147
Borrowings from CNOOC (note g)	4,768	4,760
Other related parties [member]
Balances with the CNOOC Group
Amounts due to other related parties - included in trade and accrued payables	35,454	19,641
Amounts due to other related parties - included in lease liabilities	5,351
Amounts payable, related party transactions	40,836	19,788
Amounts due from other related parties - included in trade receivables	12,717	14,058
Amounts due from other related parties - included in other current assets	1,810	1,434
Amounts receivable, related party transactions	¥ 14,527	¥ 15,492